Consolidated Balance Sheet $ in Millions, $ in Millions	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 27,645	$ 903	$ 28,825
Hedging financial assets	1	0	0
Contract assets	4,869	159	0
Trade notes and accounts receivable, net	30,076	983	31,941
Receivables from related parties	24	1	49
Inventories	15,121	494	8,840
Prepayments	1,873	61	2,188
Other current monetary assets	9,504	310	5,308
Other current assets	2,576	84	2,183
Total current assets	91,689	2,995	79,334
NONCURRENT ASSETS
Financial assets at fair value through profit or loss	517	17	0
Financial assets at fair value through other comprehensive income	6,933	226	0
Available-for-sale financial assets	0	0	5,751
Investments accounted for using equity method	2,732	89	2,326
Contract assets	2,344	77	0
Property, plant and equipment	288,914	9,439	288,708
Investment properties	8,287	271	8,048
Intangible assets	50,944	1,664	54,883
Deferred income tax assets	3,554	116	2,730
Incremental costs of obtaining a contract	1,335	44	0
Net defined benefit assets	1,164	38	13
Prepayments	3,463	113	3,573
Other noncurrent assets	5,180	169	5,536
Total noncurrent assets	375,367	12,263	371,568
TOTAL	467,056	15,258	450,902
CURRENT LIABILITIES
Short-term loans	100	3	70
Financial liabilities at fair value through profit or loss	1	0	1
Hedging derivative financial liabilities	0	0	1
Contract liabilities	10,688	349	0
Trade notes and accounts payable	20,465	669	19,396
Payables to related parties	918	30	684
Current tax liabilities	6,221	203	8,674
Other payables	23,315	762	25,001
Provisions	128	4	189
Advance receipts	0	0	8,842
Other current liabilities	1,382	45	1,081
Total current liabilities	63,218	2,065	63,939
NONCURRENT LIABILITIES
Contract liabilities	2,595	85	0
Long-term loans	1,600	52	1,600
Deferred income tax liabilities	1,992	65	1,430
Provisions	79	3	78
Customers’ deposits	4,716	154	4,671
Net defined benefit liabilities	3,534	115	2,704
Deferred revenue	0	0	3,612
Other noncurrent liabilities	4,793	157	3,458
Total noncurrent liabilities	19,309	631	17,553
Total liabilities	82,527	2,696	81,492
EQUITY ATTRIBUTABLE TO STOCKHOLDERS OF THE PARENT
Common stocks	77,574	2,534	77,574
Additional paid-in capital	149,762	4,893	148,091
Retained earnings
Legal reserve	77,574	2,534	77,574
Special reserve	2,676	87	2,681
Unappropriated earnings	66,626	2,177	54,633
Total retained earnings	146,876	4,798	134,888
Other adjustments	460	15	383
Total equity attributable to stockholders of the parent	374,672	12,240	360,936
NONCONTROLLING INTERESTS	9,857	322	8,474
Total equity	384,529	12,562	369,410
TOTAL	$ 467,056	$ 15,258	$ 450,902